Operating leases (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	£ 2,345	£ 2,513
Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	0	23
Not later than one year [member] | Property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	302	332
Not later than one year [member] | Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	0	2
Over one year but not more than five years [member] | Property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	786	844
Over one year but not more than five years [member] | Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	0	21
Over five years [member] | Property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	1,257	1,337
Over five years [member] | Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	£ 0	£ 0